Summary of Significant Accounting and Reporting Policies (Deferred Revenue and Deferred Charges) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Deferred Revenue Arrangement [Line Items]
Long-term deferred charges	¥ 95,171	¥ 72,801
Other current liabilities
Deferred Revenue Arrangement [Line Items]
Current deferred revenue	85,434	64,796
Other long-term liabilities
Deferred Revenue Arrangement [Line Items]
Long-term deferred revenue	102,005	79,610
Prepaid expenses and other current assets
Deferred Revenue Arrangement [Line Items]
Current deferred charges	14,707	17,293
Other assets
Deferred Revenue Arrangement [Line Items]
Long-term deferred charges	¥ 95,171	¥ 72,801